Trade and Other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Trade Receivables

	2022	2021
	RMB million	RMB million
Trade receivables	2,672	2,897
Less: loss allowance	(53)	(39)

	2,619	2,858

Ageing Analysis of Trade Receivables Based on Transaction Date
Credit terms granted by the Group to sales agents and other customers generally range from one to three months. Ageing analysis of trade receivables based on transaction date is set out below:

	2022	2021
	RMB million	RMB million
Within 1 month	1,942	2,337
More than 1 month but less than 3 months	425	273
More than 3 months but less than 12 months	231	236
More than 1 year	74	51

	2,672	2,897
Less: loss allowance	(53)	(39)

	2,619	2,858

Trade Receivables by Currencies
The carrying amounts of the Group’s trade receivables are denominated in the following currencies:

	2022	2021
	RMB million	RMB million
RMB	2,399	2,631
USD	189	195
EURO	8	16
HKD	5	11
AUD	17	9
BDT	7	7
Others	47	28

	2,672	2,897

Summary of Other Receivables

		2022	2021
	Notes	RMB million	RMB million
VAT recoverable		5,609	7,854
Government grants receivables	(i)	985	474
Rebate receivables on aircraft acquisitions		493	302
Other deposits		166	155
Others	(ii)	822	972

		8,075	9,757
Less: loss allowance	(iii)	(136)	(158)

		7,939	9,599

Notes:

(i)	Government grants receivables are recognized as there is reasonable assurance that they will be received and the Group has complied with the conditions attaching to them.
(ii)
The amounts include term deposits of RMB177 million (December 31, 2021: RMB227 million), which have a maturity over 3 months at acquisition. The weighted average annualized interest rate of term deposits as at December 31, 2022 was 1.91% (December 31, 2021: 1.95%).

(iii)
The Group lost control of Flying College in December 2020 (Note 23 (v)). As at December 31, 2021 and 2020, prepayment of training expenses made to Flying College amounting to RMB
148
 million was fully impaired. In 2022, as the unsecured creditor, the Group received an interim amount of the liquidation distribution from Flying College in the amount of RMB
29

million, and thus reversed loss allowance of RMB29 million accordingly.